EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2011
Amounts Charged to Income for Employees Incentive Compensation Plans

The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2011		2010		2009
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$196.1	$127.5	$257.3	$167.2	$120.4	$78.3
Equity	50.5	32.8	45.9	29.8	40.3	26.2

Assets Held in Deferral Plan Irrevocable Grantor Trust Account

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2011	2010
Progressive common shares[1]	$35.2	$31.1
Other investment funds	66.2	67.3

Total	$101.4	$98.4

[1]	Includes 0.7 million and 0.5 million common shares as of December 31, 2011 and 2010, respectively, to be distributed in common shares.

Employee
Summary of Restricted Stock Activity

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	11,681,826	$16.55	10,614,016	$17.04	8,260,696	$20.39
Add (deduct):
Granted[2]	2,483,461	20.03	2,841,400	17.50	4,072,152	12.08
Vested	(1,571,237)	19.88	(1,337,647)	22.72	(1,239,281)	23.14
Forfeited	(297,203)	15.41	(435,943)	15.58	(479,551)	16.98

End of year[3,4]	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04

Available, end of year	18,141,922		20,328,180		4,753,038

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2011 and 2010, the number granted includes 55,288 and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2011, the number of shares included 3,667,204 performance-based awards at their target amounts. We expect 3,791,224 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2011, the total unrecognized compensation cost related to unvested equity awards was $82.1 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.44 years.

Summary of Stock Option Activity

Following is a summary of all employee stock option activity during the years ended December 31:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31	8,503,273	$7.71
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA	NA	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87	(3,394,633)	5.31
Forfeited	(2,864)	11.28	0	0	(5,752)	5.69

End of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

Exercisable, end of year	0	$0	1,916,416	$11.31	5,102,888	$9.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

Director
Summary of Restricted Stock Activity

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2011		2010		2009
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	109,545	$20.86	118,984	$15.79	105,420	$17.96
Add (deduct):
Granted	94,106	21.80	112,670	20.75	129,467	15.78
Vested	(109,545)	20.86	(122,109)	15.82	(105,420)	17.96
Forfeited	0	0	0	0	(10,483)	15.74

End of year	94,106	$21.80	109,545	$20.86	118,984	$15.79

Available, end of year[1]	663,095		757,201		869,871

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of Stock Option Activity

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2011		2010		2009
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	120,125	$10.34	312,545	$8.46	401,357	$8.60
Add:
Antidilution adjustment[1]	NA	NA	5,787	NA	NA	NA
Deduct:
Exercised	(83,888)	9.41	(198,207)	7.07	(88,812)	9.10

End of year	36,237	$12.51	120,125	$10.34	312,545	$8.46

Exercisable, end of year[2]	36,237	$12.51	120,125	$10.34	312,545	$8.46

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share extraordinary cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

Director Stock Options Outstanding and Exercisable

The following director stock options were outstanding and exercisable as of December 31, 2011:

Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Closing Stock Price
36,237	$12.51	$0.3 million	0.3 years	$19.51